December 31, 2007		•	Pacific Corinthian Variable Separate Account of Pacific Life Insurance Company
Annual Report
Pacific Corinthian

PACIFIC CORINTHIAN VARIABLE SEPARATE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
PACIFIC CORINTHIAN VARIABLE SEPARATE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2007

	Variable	Variable	Variable	Variable	Variable	Variable	Variable	Variable	Variable	Variable
	Account	Account	Account	Account	Account	Account	Account	Account	Account	Account
	I	II	IV	VII	IX	X	XI	XII	XIII	XIV

ASSETS
Investments:
Money Market Portfolio	$1,377,661
Equity Portfolio		$16,674,014
Inflation Managed Portfolio			$775,624
Main Street® Core Portfolio				$3,828,201
Multi-Strategy Portfolio					$3,780,003
Managed Bond Portfolio						$7,489,412
High Yield Bond Portfolio							$102,064
Equity Index Portfolio								$2,110,296
International Value Portfolio									$1,581,822
Growth LT Portfolio										$3,309,054
Receivables:
Fund shares redeemed	1,512	18,235	437	6,978	3,191	5,475	130	2,131	1,401	5,585

Total Assets	1,379,173	16,692,249	776,061	3,835,179	3,783,194	7,494,887	102,194	2,112,427	1,583,223	3,314,639

LIABILITIES
Payables:
Due to Pacific Life Insurance Company	1,512	18,235	437	6,978	3,191	5,475	130	2,131	1,401	5,585

Other	1,305	22,842	1,496	5,811	5,398	1,873	150	2,931	2,340	4,467

Total Liabilities	2,817	41,077	1,933	12,789	8,589	7,348	280	5,062	3,741	10,052

NET ASSETS	$1,376,356	$16,651,172	$774,128	$3,822,390	$3,774,605	$7,487,539	$101,914	$2,107,365	$1,579,482	$3,304,587

Units Outstanding	575,243	2,454,205	227,960	1,076,091	1,077,114	3,483,955	55,697	648,443	740,760	899,579

Accumulation Unit Value	$2.39	$6.78	$3.40	$3.55	$3.50	$2.15	$1.83	$3.25	$2.13	$3.67

Cost of Investments	$1,372,947	$10,129,026	$696,321	$2,176,957	$2,551,612	$6,995,831	$103,744	$1,497,069	$1,253,476	$2,007,706

Shares Owned in each Portfolio	136,676	752,280	68,319	153,389	211,109	660,956	15,516	62,712	86,262	126,830

See Notes to Financial Statements

STATEMENTS OF OPERATIONS
PACIFIC CORINTHIAN VARIABLE SEPARATE ACCOUNT
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2007

	Variable	Variable	Variable	Variable	Variable	Variable	Variable	Variable	Variable	Variable
	Account	Account	Account	Account	Account	Account	Account	Account	Account	Account
	I	II	IV	VII	IX	X	XI	XII	XIII	XIV

INVESTMENT INCOME
Dividends	$63,552	$38,372	$39,791	$45,951	$112,022	$323,543	$9,297	$39,827	$31,844	$14,249
EXPENSES
Mortality and expense risk fees and operating expenses	16,001	225,708	11,797	53,646	48,896	90,507	1,546	27,633	18,637	40,664

Net Investment Income (Loss)	47,551	(187,336)	27,994	(7,695)	63,126	233,036	7,751	12,194	13,207	(26,415)

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) from security transactions	(267)	1,227,441	12,973	401,329	89,207	11,632	(345)	77,278	1,401	99,908
Capital gain distributions	—	—	—	—	—	7,436	—	—	156,905	—

Realized Gain (Loss)	(267)	1,227,441	12,973	401,329	89,207	19,068	(345)	77,278	158,306	99,908

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(294)	(81,510)	32,418	(235,857)	(30,135)	260,719	(4,952)	3,421	(107,254)	369,826

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$46,990	$958,595	$73,385	$157,777	$122,198	$512,823	$2,454	$92,893	$64,259	$443,319

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS
PACIFIC CORINTHIAN VARIABLE SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS

	Variable Account I		Variable Account II		Variable Account IV		Variable Account VII		Variable Account IX
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2007	2006	2007	2006	2007	2006	2007	2006	2007	2006

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$47,551	$38,021	($187,336)	($159,156)	$27,994	$31,183	($7,695)	($436)	$63,126	$51,022
Realized gain (loss)	(267)	45	1,227,441	546,105	12,973	32,638	401,329	221,441	89,207	303,491
Change in unrealized appreciation (depreciation) on investments	(294)	(829)	(81,510)	920,268	32,418	(71,803)	(235,857)	355,438	(30,135)	43,868

Net Increase (Decrease) in Net Assets Resulting from Operations	46,990	37,237	958,595	1,307,217	73,385	(7,982)	157,777	576,443	122,198	398,381

INCREASE (DECREASE) IN NET ASSETS FROM ACCOUNT TRANSACTIONS
Transfer of net premiums	1,108	15	23,600	45,719	—	—	11,407	51,367	3,860	215
Transfers between variable and fixed accounts, net	212,240	200,177	(522,877)	(138,741)	(62,801)	(42,891)	11,714	(27,777)	68,355	(13,977)
Transfers—policy charges and deductions	(40,319)	(1,316)	(522,164)	(502,367)	(255,836)	(8,401)	(473,550)	(58,314)	(93,121)	(44,700)
Transfers—surrenders	(60,689)	(81,291)	(1,905,488)	(893,959)	(100,638)	(28,618)	(447,474)	(610,611)	(366,159)	(685,388)
Transfers—other	(67)	(59)	(1,108)	(1,759)	(59)	—	1,769	(903)	(351)	(547)

Net Increase (Decrease) in Net Assets Derived from Account Transactions	112,273	117,526	(2,928,037)	(1,491,107)	(419,334)	(79,910)	(896,134)	(646,238)	(387,416)	(744,397)

NET INCREASE (DECREASE) IN NET ASSETS	159,263	154,763	(1,969,442)	(183,890)	(345,949)	(87,892)	(738,357)	(69,795)	(265,218)	(346,016)

NET ASSETS
Beginning of Year	1,217,093	1,062,330	18,620,614	18,804,504	1,120,077	1,207,969	4,560,747	4,630,542	4,039,823	4,385,839

End of Year	$1,376,356	$1,217,093	$16,651,172	$18,620,614	$774,128	$1,120,077	$3,822,390	$4,560,747	$3,774,605	$4,039,823

See Notes to Financial Statements

PACIFIC CORINTHIAN VARIABLE SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Account X		Variable Account XI		Variable Account XII		Variable Account XIII		Variable Account XIV
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2007	2006	2007	2006	2007	2006	2007	2006	2007	2006

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$233,036	$211,413	$7,751	$8,432	$12,194	$11,408	$13,207	$3,318	($26,415)	($20,657)
Realized gain (loss)	19,068	9,836	(345)	(409)	77,278	98,496	158,306	23,871	99,908	(708)
Change in unrealized appreciation (depreciation) on investments	260,719	36,144	(4,952)	3,527	3,421	201,099	(107,254)	257,072	369,826	287,703

Net Increase in Net Assets Resulting from Operations	512,823	257,393	2,454	11,550	92,893	311,003	64,259	284,261	443,319	266,338

INCREASE (DECREASE) IN NET ASSETS FROM ACCOUNT TRANSACTIONS
Transfer of net premiums	264	6,136	—	—	23,056	9,500	10,476	2,750	4,819	15
Transfers between variable and fixed accounts, net	52,576	(2,708)	(30,704)	20,963	(85,313)	29,819	391,594	142,781	17,369	(64,179)
Transfers—policy charges and deductions	(176,358)	(263,993)	(120)	(158)	(40,018)	(32,434)	(8,805)	(47,529)	(134,484)	(73,241)
Transfers—surrenders	(336,644)	(442,187)	(20,672)	(14,677)	(281,944)	(181,800)	(218,143)	(271,254)	(381,619)	(214,174)
Transfers—other	(174)	(11)	(1)	(13)	(243)	(355)	(162)	(454)	(1,430)	(349)

Net Increase (Decrease) in Net Assets Derived from Account Transactions	(460,336)	(702,763)	(51,497)	6,115	(384,462)	(175,270)	174,960	(173,706)	(495,345)	(351,928)

NET INCREASE (DECREASE) IN NET ASSETS	52,487	(445,370)	(49,043)	17,665	(291,569)	135,733	239,219	110,555	(52,026)	(85,590)

NET ASSETS
Beginning of Year	7,435,052	7,880,422	150,957	133,292	2,398,934	2,263,201	1,340,263	1,229,708	3,356,613	3,442,203

End of Year	$7,487,539	$7,435,052	$101,914	$150,957	$2,107,365	$2,398,934	$1,579,482	$1,340,263	$3,304,587	$3,356,613

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS
PACIFIC CORINTHIAN VARIABLE SEPARATE ACCOUNT
FINANCIAL HIGHLIGHTS
A summary of accumulation unit values (“AUV”), total units outstanding, total net assets, ratios of investment income and expenses to average daily net assets, and total returns for each year ended December 31 are presented in the table below.

	At the End of Each Year			Ratios of Investment	Ratios of Expenses
Variable Accounts		Total Units	Total Net	Income to Average	to Average	Total
For Each Year Ended	AUV	Outstanding	Assets	Net Assets (1)	Net Assets	Returns (2)

I
2007	$2.39	575,243	$1,376,356	4.91%	1.24%	3.70%
2006	2.31	527,503	1,217,093	4.67%	1.23%	3.41%
2005	2.23	476,145	1,062,330	2.77%	1.23%	1.70%
2004	2.19	561,507	1,231,869	1.00%	1.23%	0.08%
2003	2.19	636,082	1,394,360	0.81%	1.23%	(0.44%)

II
2007	$6.78	2,454,205	$16,651,172	0.21%	1.24%	4.96%
2006	6.46	2,880,708	18,620,614	0.37%	1.23%	7.33%
2005	6.02	3,122,307	18,804,504	0.25%	1.23%	5.36%
2004	5.72	3,426,500	19,586,539	0.75%	1.23%	4.04%
2003	5.49	3,798,463	20,870,005	0.37%	1.23%	22.81%

IV
2007	$3.40	227,960	$774,128	4.18%	1.24%	8.79%
2006	3.12	358,813	1,120,077	3.97%	1.23%	(0.71%)
2005	3.14	384,237	1,207,969	2.91%	1.23%	1.41%
2004	3.10	447,831	1,388,358	0.82%	1.23%	7.59%
2003	2.88	439,236	1,265,600	0.09%	1.23%	6.92%

VII
2007	$3.55	1,076,091	$3,822,390	1.06%	1.24%	3.12%
2006	3.44	1,323,961	4,560,747	1.22%	1.23%	13.77%
2005	3.03	1,529,381	4,630,542	1.06%	1.23%	4.83%
2004	2.89	1,719,758	4,967,212	1.29%	1.23%	8.41%
2003	2.66	1,823,039	4,856,970	1.00%	1.23%	25.41%

IX
2007	$3.50	1,077,114	$3,774,605	2.83%	1.24%	3.06%
2006	3.40	1,188,088	4,039,823	2.46%	1.23%	10.32%
2005	3.08	1,422,993	4,385,839	2.13%	1.23%	2.63%
2004	3.00	1,543,586	4,635,750	1.74%	1.23%	8.52%
2003	2.77	1,604,504	4,440,404	1.57%	1.23%	21.77%

X
2007	$2.15	3,483,955	$7,487,539	4.42%	1.24%	7.20%
2006	2.00	3,708,542	7,435,052	4.01%	1.23%	3.53%
2005	1.94	4,069,453	7,880,422	3.32%	1.23%	1.38%
2004	1.91	4,405,366	8,414,466	2.94%	1.23%	4.09%
2003	1.83	4,952,209	9,087,278	4.31%	1.23%	4.94%

XI
2007	$1.83	55,697	$101,914	7.46%	1.24%	1.18%
2006	1.81	83,475	150,957	7.37%	1.22%	8.09%
2005	1.67	79,670	133,292	7.00%	1.23%	1.23%
2004	1.65	113,161	187,030	7.17%	1.23%	8.12%
2003	1.53	129,408	197,820	7.55%	1.23%	18.82%

XII
2007	$3.25	648,443	$2,107,365	1.78%	1.24%	3.94%
2006	3.13	767,211	2,398,934	1.72%	1.23%	14.11%
2005	2.74	825,933	2,263,201	1.43%	1.23%	3.50%
2004	2.65	870,362	2,304,355	1.77%	1.23%	9.29%
2003	2.42	792,026	1,918,689	1.65%	1.23%	26.73%

XIII
2007	$2.13	740,760	$1,579,482	2.11%	1.24%	4.94%
2006	2.03	659,597	1,340,263	1.48%	1.23%	24.16%
2005	1.64	751,373	1,229,708	2.29%	1.22%	8.10%
2004	1.51	546,956	828,106	1.65%	1.23%	15.00%
2003	1.32	466,722	614,468	1.86%	1.23%	26.15%

XIV
2007	$3.67	899,579	$3,304,587	0.43%	1.24%	14.21%
2006	3.22	1,043,567	3,356,613	0.61%	1.23%	8.38%
2005	2.97	1,159,840	3,442,203	0.25%	1.23%	6.48%
2004	2.79	1,189,847	3,316,241	0.00%	1.23%	9.25%
2003	2.55	1,245,739	3,178,096	0.00%	1.23%	32.34%

(1)	The investment income ratios represent the dividends, excluding distributions of capital gains, received by the variable accounts from the underlying portfolios, divided by the average daily net assets. These ratios are before the deduction of mortality and expense risk (“M&E”) charges and operating expenses that are assessed against contract owner accounts. The recognition of investment income by the variable accounts is affected by the timing of the declaration of dividends by the underlying portfolios in which the variable accounts invest.

(2)	Total returns reflect changes in unit value of the underlying portfolios and deductions for M&E charges and operating expenses assessed through the daily AUV calculation. M&E charges are assessed at an annual rate of 1.19% of the average daily net assets of each variable account as discussed in Note 3 to the Financial Statements. Total returns do not include deductions at the separate account or contract level for any premium loads, maintenance fees, premium tax charges, withdrawal and surrender charges, or other charges that may be incurred under a contract which, if incurred, would have resulted in lower returns.
See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS
PACIFIC CORINTHIAN VARIABLE SEPARATE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
1. ORGANIZATION
     Pacific Corinthian Variable Separate Account (the “Separate Account”) of Pacific Life Insurance Company (“Pacific Life”) operates as a unit investment trust under the Investment Company Act of 1940, as amended, and is divided into subaccounts (“Variable Accounts”). The assets in each Variable Account invest in shares of the corresponding portfolios (each, a “Portfolio” and collectively, the “Portfolios”) of Pacific Select Fund (the “Fund”) as follows:

Portfolios
Variable Account I	Money Market Portfolio
Variable Account II	Equity Portfolio
Variable Account IV	Inflation Managed Portfolio
Variable Account VII	Main Street® Core Portfolio *
Variable Account IX	Multi-Strategy Portfolio
Variable Account X	Managed Bond Portfolio
Variable Account XI	High Yield Bond Portfolio
Variable Account XII	Equity Index Portfolio
Variable Account XIII	International Value Portfolio
Variable Account XIV	Growth LT Portfolio

* Main Street is a registered trademark of OppenheimerFunds, Inc.
     Each Portfolio pursues different investment objectives and policies. The financial statements of the Fund, including the schedules of investments, are provided separately and should be read in conjunction with the Separate Account’s financial statements.
     The Separate Account funds individual flexible premium deferred annuity and variable accumulation contracts (the “Contract”) administered by Pacific Life. The assets of the Separate Account are carried at market value.
     Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of Pacific Life. The assets of the Separate Account will not be charged with any liabilities arising out of any other business conducted by Pacific Life, but the obligations of the Separate Account, including benefits related to variable annuities, are obligations of Pacific Life.
2. SIGNIFICANT ACCOUNTING POLICIES
     The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America for investment companies which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.
     A. Valuation of Investments
     Investments in shares of the Fund are valued at the reported net asset values of the respective Portfolios. Valuation of securities held by the Fund is discussed in the notes to its financial statements.
     B. Security Transactions and Investment Income
     Transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date and the amounts distributed to the Separate Account for its share of dividends are reinvested in additional full and fractional shares of the related Portfolios.
     C. Federal Income Taxes
     The operations of the Separate Account will be reported on the Federal income tax return of Pacific Life, which is taxed as a life insurance company under the provisions of the Tax Reform Act of 1986. Under current tax law, no Federal income taxes are expected to be paid by Pacific Life with respect to the operations of the Separate Account. Pacific Life will periodically review the status of this policy in the event of changes in the tax law. A charge may be made in future years for any Federal income taxes that would be attributable to the Contract.
3. CONTRACT CHARGES
     A contingent deferred sales charge may be deducted upon partial or complete withdrawal or upon annuitization of a Contract.
     An annual contract maintenance charge of $30 is imposed on all Contracts on December 31 of each year. The charge covers the cost of Contract administration and is apportioned equally among the Variable Accounts to which the Contract Value is allocated.
     Mortality and expense risks assumed by Pacific Life are compensated for by a charge equivalent to an annual rate of 1.19% of the value of each Variable Account’s net assets.
     In addition, the Separate Account bears certain operating expenses, subject to Pacific Life’s guarantee that such expenses will not exceed 0.25% of each Variable Account’s average daily net assets annually. For the year ended December 31, 2007, the annualized operating expenses for each of the Variable Accounts were below the 0.25% expense cap. Pacific Life further guarantees that the ordinary operating expenses of a Variable Account together with the operating expenses incurred by its underlying Fund Portfolio, exclusive of advisory fees, service fees, additional costs associated with foreign investing (including foreign taxes on dividends, interest, or gains), interest, taxes, brokerage commissions and other transactional expenses, and extraordinary expenses, will not exceed 0.60% of average daily net assets annually after consideration for any adjustment by the Fund’s Investment Adviser for Fund expenses in excess of stated expense limitations. For the year ended December 31, 2007, the combined annualized operating expenses for each of the Variable Accounts were below the 0.60% expense cap.
4. RELATED PARTY AGREEMENT
     Pacific Select Distributors, Inc., a wholly-owned subsidiary of Pacific Life, serves as principal underwriter of the Contracts funded by interests in the Separate Account, without remuneration from the Separate Account.

PACIFIC CORINTHIAN VARIABLE SEPARATE ACCOUNT
NOTES TO FINANCIAL STATEMENTS (Continued)
5. PURCHASES AND SALES OF INVESTMENTS
     The cost of purchases (excluding dividend reinvestments) and proceeds from sales of investments for the year ended December 31, 2007, were as follows:

Variable Accounts	Purchases	Sales
I	$258,072	$161,731
II	75,289	3,227,804
IV	12,602	443,614
VII	82,649	1,032,227
IX	64,606	500,721
X	98,668	649,425
XI	5,949	58,991
XII	113,225	525,196
XIII	376,272	219,804
XIV	190,152	725,584
6. CHANGES IN UNITS OUTSTANDING
     The changes in units outstanding for the years ended December 31, 2007 and 2006 were as follows:

	2007			2006
	Units	Units	Net Increase	Units	Units	Net Increase
Variable Accounts	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)

I	104,715	(56,975)	47,740	89,257	(37,899)	51,358
II	11,731	(438,234)	(426,503)	22,654	(264,253)	(241,599)
IV	3,971	(134,824)	(130,853)	7,788	(33,212)	(25,424)
VII	27,240	(275,110)	(247,870)	25,078	(230,498)	(205,420)
IX	23,626	(134,600)	(110,974)	18,845	(253,750)	(234,905)
X	52,882	(277,469)	(224,587)	52,582	(413,493)	(360,911)
XI	3,285	(31,063)	(27,778)	17,293	(13,488)	3,805
XII	41,767	(160,535)	(118,768)	35,589	(94,311)	(58,722)
XIII	199,655	(118,492)	81,163	94,103	(185,879)	(91,776)
XIV	57,714	(201,702)	(143,988)	16,147	(132,420)	(116,273)

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
The Board of Directors
Pacific Life Insurance Company:
     We have audited the accompanying statements of assets and liabilities of Pacific Corinthian Variable Separate Account (the “Separate Account”) comprised of Variable Accounts I, II, IV, VII, IX, X, XI, XII, XIII, and XIV (collectively, the “Variable Accounts”) as of December 31, 2007, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
     We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account’s internal control over financial reporting. Accordingly, we express no such opinion.
     An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2007. We believe that our audits provide a reasonable basis for our opinion.
     In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective Variable Accounts constituting Pacific Corinthian Variable Separate Account as of December 31, 2007, the results of their operations, the changes in their net assets, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.
DELOITTE & TOUCHE LLP
Costa Mesa, California
February 29, 2008

Annual Report
as of December 31, 2007

•	Pacific Corinthian Variable Separate Account of Pacific Life Insurance Company

Pacific Life Insurance Company PO Box 2378 Omaha, NE 68103-2378 ADDRESS SERVICE REQUESTED

Form No. 1001-08A